Other Financial Data (Tables)	12 Months Ended
Dec. 28, 2019
Other Income and Expenses [Abstract]
Schedule of of Other Expense/(Income)
Other expense/(income)
Other expense/(income) consists of the following (in millions):

	December 28, 2019	December 29, 2018	December 30, 2017
Amortization of prior service costs/(credits)	$(306)	$(311)	$(328)
Net pension and postretirement non-service cost/(benefit)(a)	(172)	(40)	(308)
Loss/(gain) on sale of business	(420)	15	—
Interest income	(36)	(35)	(43)
Foreign exchange loss/(gain)	10	166	13
Other miscellaneous expense/(income)	(28)	37	39
Other expense/(income)	$(952)	$(168)	$(627)
(a)    Excludes amortization of prior service costs/(credits).